Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
January 31, 2024
(Unaudited)
Shares Value
COMMON STOCKS — 96.1%
AUSTRALIA — 1.6%
39,390 ANZ Group Holdings Ltd. ....... $ 695,012
268,018 Atlassian Corp. - Class A(a) ....... 66,942,856
3,190,160 BHP Group Ltd. ............... 97,599,867
63,459 BlueScope Steel Ltd. ............ 968,912
376,389 Capricorn Metals Ltd.(a) ......... 1,122,150
21,219 Commonwealth Bank of Australia .. 1,618,043
57,241 Computershare Ltd. ............ 948,097
750,513 CSL Ltd. ..................... 147,383,898
1,873,187 Evolution Mining Ltd. ........... 3,923,851
249,102 Fortescue Ltd. ................. 4,814,333
1,112,652 Gold Road Resources Ltd. ........ 1,099,354
23,566 National Australia Bank Ltd. ...... 497,017
78,727 Nick Scali Ltd. ................ 636,509
265,632 Nine Entertainment Co. Holdings
Ltd. ..................... 340,805
1,175,917 Northern Star Resources Ltd. ...... 10,086,789
736,849 OceanaGold Corp. ............. 1,474,301
1,379,914 Perseus Mining Ltd. ............. 1,624,847
385,192 Pilbara Minerals Ltd. ............ 877,339
6,007 REA Group Ltd. ............... 716,435
761,793 Regis Resources Ltd.(a) .......... 1,038,985
227,507 Santos Ltd. ................... 1,149,807
937,745 Silver Lake Resources Ltd.(a) ...... 737,968
89,940 SmartGroup Corp. Ltd. .......... 566,917
713,799 South32 Ltd. .................. 1,545,531
192,906 Woodside Energy Group Ltd. ...... 4,034,866
39,726 Woolworths Group Ltd. .......... 932,964
353,377,453
BELGIUM — 0.0%
18,862 Proximus SADP ............... 178,988
BRAZIL — 0.5%
177,748 Ambev SA .................... 469,627
153,321 B3 SA - Brasil Bolsa Balcao ....... 404,779
98,093 Cia de Saneamento Basico do Estado
de Sao Paulo SABESP ....... 1,571,262
59,488 Cia de Saneamento de Minas Gerais
Copasa MG ............... 255,871
1,279,600 Localiza Rent a Car SA .......... 14,052,769
3,140,493 NU Holdings Ltd. - Class A(a) ..... 27,039,645
124,132 Petroleo Brasileiro SA ........... 1,065,084
358,024 Petroleo Brasileiro SA - Preference
Shares ................... 2,944,752
2,717,540 Raia Drogasil SA ............... 13,877,314
165,501 Suzano SA .................... 1,729,369
554,956 Vale SA ...................... 7,615,747
1,418,500 WEG SA ..................... 9,247,850
820,185 XP, Inc. - Class A ............... 20,160,147
100,434,216
CANADA — 1.2%
329,679 Agnico Eagle Mines Ltd. ......... 16,203,792
Shares Value
CANADA (continued)
398,052 Alamos Gold, Inc. - Class A ....... $ 4,820,028
18,292 Alimentation Couche-Tard, Inc. .... 1,071,846
1,101,379 B2Gold Corp. ................. 3,072,016
10,593 Bank of Nova Scotia (The) ........ 495,356
1,147,674 Barrick Gold Corp. ............. 17,926,404
5,187 Canadian National Railway Co. .... 643,451
117,962 Canadian Natural Resources Ltd. ... 7,549,147
1,036,539 Canadian Pacific Kansas City Ltd. .. 83,411,919
104,462 Cenovus Energy, Inc. ............ 1,692,277
228,441 Centerra Gold, Inc. ............. 1,204,691
449 Constellation Software, Inc. ....... 1,240,969
13,540 Dollarama , Inc. ................ 993,709
196,114 Dundee Precious Metals, Inc. ...... 1,255,935
17,628 Enbridge, Inc. ................. 625,952
79,203 First Quantum Minerals Ltd. ...... 718,715
121,441 Franco-Nevada Corp. ........... 13,139,059
84,462 Frontera Energy Corp.(a) ......... 505,723
12,837 Interfor Corp.(a) ............... 198,601
14,649 Metro, Inc. ................... 769,142
221,377 Nutrien Ltd. .................. 11,038,800
188,055 Osisko Gold Royalties Ltd. ....... 2,740,152
46,594 Pason Systems, Inc. ............. 510,838
10,675 Rogers Communications, Inc. - Class
B ....................... 498,635
12,979 Royal Bank of Canada ........... 1,266,670
896,980 Shopify, Inc. - Class A(a) ......... 71,821,189
13,995 Stella-Jones, Inc. ............... 827,969
102,849 Suncor Energy, Inc. ............. 3,405,733
9,866 TC Energy Corp. .............. 389,224
68,061 Teck Resources Ltd. - Class B ...... 2,724,060
85,595 Torex Gold Resources, Inc.(a) ..... 879,220
10,456 Toronto-Dominion Bank (The) .... 635,160
22,992 Tourmaline Oil Corp. ........... 994,105
14,266 West Fraser Timber Co. Ltd. ...... 1,134,425
292,106 Wheaton Precious Metals Corp. .... 13,690,058
270,094,970
CHILE — 0.0%
40,805 Antofagasta Plc ................ 889,355
CHINA — 2.4%
1,194,656 Agricultural Bank of China Ltd. - H
Shares ................... 462,560
3,405,468 Alibaba Group Holding Ltd. ...... 30,543,568
443,100 Anker Innovations Technology Co.
Ltd. - A Shares ............. 4,224,642
1,803,000 ANTA Sports Products Ltd. ....... 15,218,139
220,401 Asymchem Laboratories Tianjin Co.
Ltd. - A Shares ............. 2,628,504
1,076,358 Bank of China Ltd. - H Shares ..... 403,925
626,835 Beijing United Information
Technology Co. Ltd. - A Shares 1,541,991
142,500 BYD Co. Ltd. - H Shares ......... 3,190,600

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Shares Value
CHINA (continued)
2,904,000 Centre Testing International Group
Co. Ltd. - A Shares ......... $ 4,747,799
970,432 China Construction Bank Corp. - H
Shares ................... 576,304
292,547 China International Capital Corp. Ltd.
- H Shares(b)(c) ............ 347,734
211,068 China Life Insurance Co. Ltd. - H
Shares ................... 243,328
123,904 China Mengniu Dairy Co. Ltd. .... 274,537
2,788,015 China Merchants Bank Co. Ltd. - H
Shares ................... 10,163,391
817,656 China Petroleum & Chemical Corp. -
H Shares ................. 425,348
909,312 China Resources Medical Holdings
Co. Ltd. ................. 468,033
225,590 China Shenhua Energy Co. Ltd. - H
Shares ................... 855,818
221,983 CITIC Securities Co. Ltd. - H Shares 433,250
559,054 Contemporary Amperex Technology
Co. Ltd. - A Shares ......... 11,798,304
440,040 Dongguan Yiheda Automation Co.
Ltd. - A Shares ............. 1,133,848
625,559 ENN Energy Holdings Ltd. ....... 4,656,569
1,782,321 Estun Automation Co. Ltd. - A Shares 3,238,707
2,004,040 Foshan Haitian Flavouring & Food
Co. Ltd. - A Shares ......... 9,481,290
379,985 Fosun International Ltd. ......... 199,407
1,184,000 Fuyao Glass Industry Group Co. Ltd. -
H Shares(b)(c) ............. 5,352,762
886,840 Glodon Co. Ltd. - A Shares ....... 1,507,515
210,300 Guangdong Kinlong Hardware
Products Co. Ltd. - A Shares ... 1,006,004
721,855 Guangzhou Kingmed Diagnostics
Group Co. Ltd. - A Shares .... 5,247,522
3,546,000 Haidilao International Holding Ltd.(b)
(c) ...................... 5,586,783
1,909,600 Haier Smart Home Co. Ltd. - H
Shares ................... 5,395,886
451,782 Haitong Securities Co. Ltd. - H Shares 208,245
952,735 Hangzhou Robam Appliances Co. Ltd.
- A Shares ................ 2,885,645
1,194,686 Hangzhou Tigermed Consulting Co.
Ltd. - H Shares(b)(c) ........ 3,736,633
1,891,516 Huayu Automotive Systems Co. Ltd. -
A Shares ................. 4,279,365
781,421 Industrial & Commercial Bank of
China Ltd. - H Shares ....... 380,654
492,123 JD.com, Inc. - A Shares .......... 5,549,246
1,737,700 Jiangsu Azure Corp. - A Shares ..... 1,602,761
414,677 Kanzhun Ltd. - ADR ............ 5,768,157
662,771 KE Holdings, Inc. - A Shares ...... 3,102,582
62,057 KE Holdings, Inc. - ADR ........ 879,348
Shares Value
CHINA (continued)
2,973,000 Kingdee International Software Group
Co. Ltd.(a) ............... $ 2,873,892
764,400 Kingsoft Corp. Ltd. ............. 1,859,598
412,200 Kuaishou Technology(a)(b)(c) ..... 2,077,627
79,527 Kweichow Moutai Co. Ltd. - A Shares 17,775,772
485,392 Legend Holdings Corp. - H Shares(b)
(c) ...................... 386,842
1,579,000 Li Ning Co. Ltd. ............... 3,373,252
804,540 LONGi Green Energy Technology Co.
Ltd. - A Shares ............. 2,165,924
1,815,000 Medlive Technology Co. Ltd.(b)(c) .. 1,430,170
980,870 Meituan - B Shares(a)(b)(c) ....... 7,889,361
1,024,411 Midea Group Co. Ltd. - A Shares ... 8,302,195
1,342,000 Minth Group Ltd. .............. 2,175,293
435,698 NetEase , Inc. .................. 8,469,146
127,461 New China Life Insurance Co. Ltd. -
H Shares ................. 227,471
123,029 PDD Holdings, Inc. - ADR(a) ..... 15,608,689
459,397 PICC Property & Casualty Co. Ltd. -
H Shares ................. 571,428
3,291,205 Ping An Bank Co. Ltd. - A Shares .. 4,334,537
2,203,496 Ping An Insurance Group Co. of
China Ltd. - H Shares ....... 9,262,491
910,400 Pop Mart International Group Ltd.(b)
(c) ...................... 2,041,690
452,011 Proya Cosmetics Co. Ltd. - A Shares . 5,182,009
497,785 SG Micro Corp. - A Shares ....... 4,303,257
2,220,393 Shandong Sinocera Functional
Material Co. Ltd. - A Shares ... 5,479,330
760,252 Shenzhen Inovance Technology Co.
Ltd. - A Shares ............. 5,921,076
1,530,037 Shenzhen Megmeet Electrical Co. Ltd.
- A Shares ................ 4,152,459
734,200 Shenzhou International Group
Holdings Ltd. ............. 6,538,350
852,717 Sinocare , Inc. - A Shares .......... 2,823,105
236,400 Sungrow Power Supply Co. Ltd. - A
Shares ................... 2,578,082
383,254 Sunny Optical Technology Group Co.
Ltd. ..................... 2,355,627
5,529,338 Tencent Holdings Ltd. ........... 191,930,626
217,472 Topchoice Medical Corp. - A Shares(a) 1,800,393
2,999,000 Weichai Power Co. Ltd. - H Shares .. 5,294,628
311,400 WuXi AppTec Co. Ltd. - H Shares(b)
(c) ...................... 2,154,575
1,825,500 Wuxi Biologics Cayman, Inc.(a)(b)(c) 4,803,867
547,130 Yifeng Pharmacy Chain Co. Ltd. - A
Shares ................... 2,887,844
1,746,140 Yonyou Network Technology Co. Ltd.
- A Shares ................ 2,715,364
184,100 Yunnan Energy New Material Co. Ltd.
- A Shares ................ 1,087,748

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Shares Value
CHINA (continued)
2,610,775 Zhaojin Mining Industry Co. Ltd. - H
Shares ................... $ 2,433,695
2,370,668 Zhejiang Sanhua Intelligent Controls
Co. Ltd. - A Shares ......... 6,925,470
1,051,681 Zhou Hei Ya International Holdings
Co. Ltd.(b)(c) ............. 234,388
11,849,599 Zijin Mining Group Co. Ltd. - H
Shares ................... 17,583,196
529,757,171
CZECH REPUBLIC — 0.0%
154,510 Moneta Money Bank AS(b)(c) ..... 664,932
DENMARK — 0.0%
3,499 Carlsberg A/S - Class B .......... 450,207
3,203 Coloplast A/S - Class B .......... 369,215
43,882 Novo Nordisk A/S - Class B ....... 5,015,909
5,835,331
EGYPT — 0.0%
405,277 Commercial International Bank Egypt
(CIB) ................... 1,153,788
1,069,421 EFG Holding SAE(a) ........... 625,601
1,779,389
FA ROE ISLANDS — 0.0%
25,476 Bakkafrost P/F ................ 1,422,789
FINLAND — 0.0%
7,167 Elisa Oyj ..................... 326,539
28,529 Kesko Oyj - Class B ............. 557,160
7,597 Kone Oyj - Class B ............. 376,062
10,649 Neste Oyj .................... 367,119
123,311 UPM- Kymmene Oyj ............ 4,485,096
6,111,976
FRANCE — 1.3%
5,407 Air Liquide SA ................ 1,011,830
936,680 Airbus SE .................... 149,199,911
3,330 Alten SA ..................... 514,885
19,518 BNP Paribas SA ............... 1,311,301
5,901 Capgemini SE ................. 1,311,918
10,071 Edenred SE ................... 601,526
764 Hermes International SCA ........ 1,611,780
2,992 L'Oreal SA ................... 1,431,835
146,245 LVMH Moet Hennessy Louis Vuitton
SE ...................... 121,684,463
2,393 Pernod Ricard SA .............. 392,417
7,347 Publicis Groupe SA ............. 736,122
3,738 Safran SA .................... 697,918
9,259 Sanofi SA .................... 927,247
8,212 Schneider Electric SE ............ 1,613,249
17,141 STMicroelectronics NV .......... 752,619
212,647 TotalEnergies SE ............... 13,795,596
Shares Value
FRANCE (continued)
1,741 Virbac SACA .................. $ 628,307
298,222,924
GERMANY — 0.7%
3,954 adidas AG .................... 746,468
2,659 Deutsche Boerse AG ............ 529,512
14,039 Deutsche Post AG .............. 672,386
68,147 Deutsche Telekom AG ........... 1,672,861
17,042 Evonik Industries AG ........... 313,507
7,420 Fresenius Medical Care AG ....... 286,780
15,845 Fresenius SE & Co. KGaA ........ 444,814
101,564 K+S AG ..................... 1,424,561
741,886 Siemens AG .................. 132,815,312
11,206 Vonovia SE ................... 349,093
1,046,647 Zalando SE(a)(b)(c) ............. 20,898,019
160,153,313
HONG KONG — 0.1%
2,347,000 AIA Group Ltd. ................ 18,406,160
1,174,212 Beijing Enterprises Water Group Ltd. 285,681
134,374 BOC Hong Kong Holdings Ltd. ... 322,067
6,992,000 Brilliance China Automotive Holdings
Ltd. ..................... 3,727,781
86,803 China Resources Beer Holdings Co.
Ltd. ..................... 313,909
101,469 China Resources Land Ltd. ....... 308,066
1,010,108 Guangdong Investment Ltd. ...... 587,244
23,902 Hang Seng Bank Ltd. ........... 248,824
944,366 Sino Biopharmaceutical Ltd. ...... 340,761
68,736 Sun Hung Kai Properties Ltd. ..... 641,540
25,182,033
INDIA — 2.5%
52,448 Adani Ports & Special Economic Zone
Ltd. ..................... 762,471
345,597 Apollo Hospitals Enterprise Ltd. ... 26,425,732
1,289,640 Asian Paints Ltd. ............... 45,809,999
10,199 Avenue Supermarts Ltd.(a)(b)(c) ... 466,014
786,976 Bajaj Finance Ltd. .............. 65,139,208
2,332,062 Bandhan Bank Ltd.(b)(c) ......... 6,424,628
355,195 Bank of Baroda ................ 1,057,652
450,058 Bharat Electronics Ltd. .......... 1,008,025
60,677 Bharti Airtel Ltd. ............... 855,942
404,708 Britannia Industries Ltd. ......... 25,312,888
37,047 Central Depository Services India Ltd.
(b) ...................... 792,847
112,229 DLF Ltd. .................... 1,083,400
11,315,660 HDFC Bank Ltd. .............. 198,995,699
1,581,455 HDFC Life Insurance Co. Ltd.(b)(c) 10,981,271
1,988,000 Jubilant Foodworks Ltd. ......... 12,438,674
559,742 National Aluminium Co. Ltd. ..... 1,005,388
272,313 NTPC Ltd. ................... 1,042,592
312,354 Oil & Natural Gas Corp. Ltd. ..... 948,843
624,897 Reliance Industries Ltd. .......... 21,469,290

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Shares Value
INDIA (continued)
49,372 Tata Chemicals Ltd. ............. $ 611,859
174,492 Tata Consultancy Services Ltd. ..... 8,014,615
4,670 Tata Elxsi Ltd. ................. 427,462
2,489,663 Titan Co. Ltd. ................. 110,784,615
46,511 TVS Motor Co. Ltd. ............ 1,120,693
102,646 Wipro Ltd. ................... 587,079
543,566,886
INDONESIA — 0.1%
3,086,776 Aneka Tambang Tbk ............ 302,854
34,766,464 Bank Central Asia Tbk PT ........ 21,034,630
1,662,425 Bank Rakyat Indonesia Persero Tbk
PT ..................... 598,865
2,047,251 Telkom Indonesia Persero Tbk PT .. 513,505
22,449,854
IRELAND — 1.1%
5,526 Accenture Plc - Class A .......... 2,010,801
1,029,900 CRH Plc ..................... 73,905,624
13,845 Experian Plc .................. 576,262
53,123 Grafton Group Plc - Units, CDI ... 652,846
483,343 ICON Plc(a) .................. 126,089,688
477,516 Medtronic Plc ................. 41,801,751
245,036,972
ISRAEL — 0.0%
4,323 Check Point Software Technologies
Ltd.(a) ................... 687,054
349,404 ICL Group Ltd. ................ 1,589,192
2,276,246
ITALY — 0.0%
195,380 Eni SpA ..................... 3,114,619
24,104 Prysmian SpA ................. 1,060,813
4,175,432
JAPAN — 1.1%
19,790 Aeon Co. Ltd. ................. 472,925
15,479 Ajinomoto Co., Inc. ............ 635,644
12,206 Asahi Group Holdings Ltd. ....... 453,672
26,309 Astellas Pharma, Inc. ............ 306,302
47,778 Avex, Inc. .................... 458,315
24,468 Bandai Namco Holdings, Inc. ..... 529,795
15,103 Chugai Pharmaceutical Co. Ltd. .... 543,258
16,779 Daiwa House Industry Co. Ltd. .... 518,839
280 Daiwa House REIT Investment Corp. 494,732
5,029 Disco Corp. .................. 1,357,021
2,604 Fast Retailing Co. Ltd. ........... 695,208
28,469 Fuji Electric Co. Ltd. ............ 1,425,729
8,573 Fujitsu Ltd. ................... 1,186,626
413 Fukuoka REIT Corp. ........... 488,513
9,392 Hamamatsu Photonics KK ........ 371,030
14,454 Hitachi Ltd. .................. 1,135,367
5,569 Hoya Corp. ................... 707,426
82,052 Inpex Corp. ................... 1,115,289
Shares Value
JAPAN (continued)
2,190,745 ITOCHU Corp. ............... $ 99,425,044
165 Japan Real Estate Investment Corp.
REIT ................... 632,535
23,152 Japan Tobacco, Inc. ............. 610,226
7,841 Kao Corp. .................... 310,249
18,075 KDDI Corp. .................. 598,916
216,673 Keyence Corp. ................. 96,939,040
7,386 Lawson, Inc. .................. 422,761
59,427 Mitsubishi Corp. ............... 1,024,221
35,725 Mitsubishi Electric Corp. ......... 530,170
25,323 Mitsubishi Estate Co. Ltd. ........ 350,873
28,991 Mitsui & Co. Ltd. .............. 1,175,795
24,028 Mitsui Fudosan Co. Ltd. ......... 603,194
27,408 Murata Manufacturing Co. Ltd. .... 553,426
15,142 Nichirei Corp. ................. 365,720
11,739 Nihon Kohden Corp. ........... 357,768
139 Nippon Building Fund, Inc. REIT .. 562,409
361 Nippon Prologis REIT, Inc. ....... 642,292
503,401 Nippon Telegraph & Telephone Corp. 632,148
16,909 Nomura Research Institute Ltd. .... 517,137
2,618 Obic Co. Ltd. ................. 402,150
24,299 Osaka Gas Co. Ltd. ............. 511,661
11,054 Otsuka Holdings Co. Ltd. ........ 434,514
56,592 Panasonic Holdings Corp. ........ 533,028
27,083 Recruit Holdings Co. Ltd. ........ 1,069,744
11,943 Seven & i Holdings Co. Ltd. ...... 471,687
15,743 Shimadzu Corp. ............... 435,325
18,450 Shin-Etsu Chemical Co. Ltd. ...... 726,232
1,164 SMC Corp. ................... 647,934
31,839 SoftBank Corp. ................ 423,008
14,954 Sony Group Corp. .............. 1,466,515
44,271 Sumitomo Metal Mining Co. Ltd. .. 1,223,592
16,265 Sumitomo Mitsui Financial Group,
Inc. ..................... 845,998
16,127 Sumitomo Realty & Development Co.
Ltd. ..................... 507,181
11,412 Suntory Beverage & Food Ltd. ..... 372,314
13,781 Terumo Corp. ................. 466,514
26,551 Tokio Marine Holdings, Inc. ...... 700,082
8,056 Tokyo Electron Ltd. ............. 1,494,972
21,895 Tokyo Gas Co. Ltd. ............. 502,969
9,677 Toyo Suisan Kaisha Ltd. .......... 503,896
92,323 Toyota Motor Corp. ............ 1,843,489
11,040 Unicharm Corp. ............... 379,869
235,112,289
JERSEY CHANNEL ISLANDS — 0.0%
1,176,061 Centamin Plc ................. 1,432,707
KAZAKHSTAN — 0.1%
139,108 Kaspi.KZ JSC - ADR(b) ......... 12,761,357
MALAYSIA — 0.0%
242,648 Kuala Lumpur Kepong Berhad ..... 1,137,918

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Shares Value
MALAYSIA (continued)
138,690 Tenaga Nasional Berhad .......... $ 314,229
1,452,147
MEXICO — 0.0%
768,127 America Movil SAB de CV - Class B 693,084
208,012 Grupo Financiero Banorte SAB de CV
- Series O ................ 2,115,108
708,367 Grupo Mexico SAB de CV - Series B 3,651,414
183,290 Wal-Mart de Mexico SAB de CV ... 757,057
7,216,663
NETHERLANDS — 2.7%
85,367 Adyen NV(a)(b)(c) ............. 107,066,231
216,533 ASML Holding NV ............. 187,861,464
181,571 ASML Holding NV - New York .... 157,934,087
150,714 IMCD NV ................... 23,005,090
8,781,236 ING Groep NV ................ 124,767,926
19,440 Koninklijke Ahold Delhaize NV .... 546,714
5,698 NXP Semiconductors NV ........ 1,199,828
5,647 Wolters Kluwer NV ............. 832,464
603,213,804
NORWAY — 0.1%
31,295 Aker BP ASA .................. 830,619
84,238 Equinor ASA .................. 2,410,647
241,413 Mowi ASA ................... 4,345,513
221,166 Norsk Hydro ASA .............. 1,296,144
27,113 Telenor ASA .................. 300,394
83,557 Yara International ASA .......... 2,761,781
11,945,098
PERU — 0.0%
254,272 Cia de Minas Buenaventura SAA -
ADR .................... 3,857,306
PHILIPPINES — 0.0%
787,042 SM Prime Holdings, Inc. ......... 478,756
POLAND — 0.1%
124,540 Dino Polska SA(a)(b)(c) .......... 13,441,305
87,604 Powszechna Kasa Oszczednosci Bank
Polski SA ................. 1,111,522
56,880 Powszechny Zaklad Ubezpieczen SA . 684,845
15,237,672
PORTUGAL — 0.0%
23,161 Jeronimo Martins SGPS SA ....... 526,758
QATAR — 0.0%
157,936 Industries Qatar QSC ........... 519,354
107,103 Qatar National Bank QPSC ....... 455,560
974,914
SINGAPORE — 0.1%
223,644 Sea Ltd. - ADR(a) .............. 8,529,782
706,901 UMS Holdings Ltd. ............ 670,125
Shares Value
SINGAPORE (continued)
1,525,180 Wilmar International Ltd. ........ $ 3,734,691
12,934,598
SOUTH AFRICA — 0.1%
90,355 Absa Group Ltd. ............... 788,936
87,159 DRDGOLD Ltd. - ADR ......... 672,867
920,600 Gold Fields Ltd. ............... 13,583,703
625,856 Harmony Gold Mining Co. Ltd. -
ADR .................... 3,874,049
144,961 Impala Platinum Holdings Ltd. .... 562,689
460,654 Sibanye Stillwater Ltd. ........... 555,152
72,737 Standard Bank Group Ltd. ........ 774,331
73,049 Vodacom Group Ltd. ............ 363,687
21,175,414
SOUTH KOREA — 0.1%
3,287 Hyundai Mobis Co. Ltd. ......... 515,249
18,697 KB Financial Group, Inc. ......... 793,458
27,886 Kia Corp.(a) .................. 2,141,954
1,629 LG H&H Co. Ltd. ............. 369,213
2,205 LG H&H Co. Ltd. - Preference Shares 225,776
3,329 NAVER Corp. ................. 496,428
61,747 Samsung Electronics Co. Ltd. ..... 3,355,137
20,055 Samsung Electronics Co. Ltd. -
Preference Shares ........... 877,524
14,462 Samsung SDI Co. Ltd. ........... 4,013,547
12,788,286
SPAIN — 0.0%
8,073 Amadeus IT Group SA .......... 565,759
81,432 Banco Bilbao Vizcaya Argentaria SA . 762,158
161,324 Banco Santander SA ............ 648,370
85,392 Iberdrola SA .................. 1,028,202
15,373 Industria de Diseno Textil SA ...... 657,309
89,362 Melia Hotels International SA(a) ... 604,630
28,624 Redeia Corp. SA ............... 476,307
102,303 Repsol SA .................... 1,510,840
6,253,575
SWEDEN — 0.0%
79,259 Atlas Copco AB - Class A ......... 1,264,928
42,252 Boliden AB ................... 1,121,481
271,799 Fastighets AB Balder - Class B(a) ... 1,804,010
120,417 Hexagon AB - Class B ........... 1,314,182
33,523 Sandvik AB ................... 704,516
48,504 SkiStar AB ................... 609,219
31,261 Tele2 AB - Class B .............. 266,533
66,545 Wihlborgs Fastigheter AB ........ 594,889
7,679,758
SWITZERLAND — 0.4%
11,498 Georg Fischer AG .............. 769,544
137 Givaudan SA .................. 569,720
1,928,607 Glencore Plc .................. 10,204,177
25,569 Nestle SA .................... 2,913,603

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Shares Value
SWITZERLAND (continued)
19,239 Novartis AG .................. $ 1,989,578
5,752 Roche Holding AG ............. 1,637,689
730 Siegfried Holding AG ........... 727,188
250,254 Sika AG ..................... 69,084,616
2,289 Sonova Holding AG ............ 731,557
1,427 Swisscom AG ................. 853,751
44,008 UBS Group AG ................ 1,317,275
1,400 Zurich Insurance Group AG ...... 711,325
91,510,023
TAIWAN — 0.3%
94,314 Chailease Holding Co. Ltd. ....... 522,077
812,485 Chunghwa Telecom Co. Ltd. ...... 3,080,060
89,457 Delta Electronics, Inc. ........... 800,514
718,954 Elitegroup Computer Systems Co. Ltd. 708,760
348,367 Hon Hai Precision Industry Co. Ltd. 1,139,587
38,030 MediaTek , Inc. ................ 1,173,516
433,129 Mega Financial Holding Co. Ltd. ... 520,284
184,994 Pegatron Corp. ................ 487,676
45,886 Poya International Co. Ltd. ....... 756,035
69,252 Realtek Semiconductor Corp. ...... 1,036,384
78,744 Sporton International, Inc. ........ 582,999
256,551 Taiwan Semiconductor Manufacturing
Co. Ltd. ................. 5,135,766
380,769 Taiwan Semiconductor Manufacturing
Co. Ltd. - ADR ............ 43,011,666
197,223 Uni -President Enterprises Corp. .... 455,760
59,411,084
TURKEY — 0.0%
26,898 BIM Birlesik Magazalar AS ....... 337,300
25,958 Ford Otomotiv Sanayi AS ........ 753,992
1,091,292
UNITED ARAB EMIRATES — 0.0%
466,469 Agthia Group PJSC ............. 646,292
444,447 Emaar Development PJSC ........ 841,040
364,870 Emaar Properties PJSC .......... 737,721
2,225,053
UNITED KINGDOM — 2.9%
230,824 Anglo American Plc ............. 5,502,308
431,032 Anglogold Ashanti Plc ........... 7,713,363
1,369,061 AstraZeneca Plc ................ 181,505,784
8,515 AstraZeneca Plc - ADR .......... 567,440
69,009 Barratt Developments Plc ........ 470,319
1,679,274 BP Plc ....................... 9,807,660
24,761 British American Tobacco Plc ...... 730,044
21,619 Compass Group Plc ............. 595,469
23,400 Diageo Plc ................... 845,158
252,424 Endeavour Mining Plc ........... 4,372,758
33,775 GSK Plc ..................... 667,993
22,143 Hargreaves Lansdown Plc ......... 213,667
65,448 Howden Joinery Group Plc ....... 662,785
90,473 HSBC Holdings Plc ............ 706,386
Shares Value
UNITED KINGDOM (continued)
445,541 ITV Plc ...................... $ 337,480
155,208 Legal & General Group Plc ....... 499,218
6,838 LivaNova Plc(a) ................ 332,874
968,776 Lloyds Banking Group Plc ........ 519,317
1,587,291 London Stock Exchange Group Plc . 179,544,938
115,048 Mondi Plc .................... 2,061,620
7,525 Next Plc ..................... 803,343
67,444 Pennon Group Plc .............. 600,494
37,733 RELX Plc .................... 1,557,394
175,010 Rio Tinto Plc .................. 12,114,094
56,484,491 Rolls-Royce Holdings Plc(a) ....... 214,440,652
619,988 Shell Plc ..................... 19,221,071
15,449 Unilever Plc .................. 751,752
13,255 Unilever Plc .................. 646,150
228,810 United Utilities Group Plc ........ 3,081,789
650,873,320
UNITED STATES — 75.7%
5,038 3M Co. ...................... 475,335
14,694 A.O. Smith Corp. .............. 1,140,401
1,021,878 Abbott Laboratories ............. 115,625,496
990,076 AbbVie, Inc. .................. 162,768,494
16,425 ACI Worldwide, Inc.(a) .......... 493,900
5,212 Adobe, Inc.(a) ................. 3,219,869
937,754 Agilent Technologies, Inc. ........ 122,001,795
10,690 Agilysys , Inc.(a) ................ 894,860
6,893 Agree Realty Corp. REIT ......... 410,892
231,470 Air Products and Chemicals, Inc. ... 59,189,194
161,347 Airbnb, Inc. - Class A(a) ......... 23,256,557
23,015 Alcoa Corp. ................... 684,696
585,968 Alexandria Real Estate Equities, Inc.
REIT ................... 70,843,531
124,751 Align Technology, Inc.(a) ......... 33,348,437
30,760 Ally Financial, Inc. ............. 1,128,277
578,105 Alphabet, Inc. - Class A(a) ........ 80,992,510
3,952,399 Alphabet, Inc. - Class C(a) ........ 560,450,178
4,265,927 Amazon.com, Inc.(a) ............ 662,071,870
9,572 American Express Co. ........... 1,921,483
8,417 American International Group, Inc. . 585,066
7,365 American States Water Co. ........ 549,429
375,522 American Tower Corp. REIT ...... 73,470,879
4,254 Ameriprise Financial, Inc. ........ 1,645,575
563,153 AMETEK, Inc. ................ 91,258,944
7,015 Amgen, Inc. .................. 2,204,534
3,913 Analog Devices, Inc. ............ 752,705
2,107 ANSYS, Inc.(a) ................ 690,738
2,243 Aon Plc - Class A ............... 669,378
18,593 APA Corp. ................... 582,519
4,874,302 Apple, Inc. ................... 898,821,289
12,430 Applied Materials, Inc. ........... 2,042,249
170,273 Archer-Daniels-Midland Co. ...... 9,463,773
657,189 Arthur J Gallagher & Co. ........ 152,572,998
11,310 ASGN, Inc.(a) ................. 1,049,794

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Shares Value
UNITED STATES (continued)
66,470 AT&T, Inc. ................... $ 1,175,854
4,630 Autodesk, Inc.(a) ............... 1,175,140
176,656 Automatic Data Processing, Inc. .... 43,418,512
444 AutoZone, Inc.(a) .............. 1,226,386
3,690 Avery Dennison Corp. ........... 735,971
306,960 Axon Enterprise, Inc.(a) .......... 76,451,458
4,132,728 Bank of America Corp. .......... 140,554,079
27,434 Bank OZK ................... 1,237,548
591,112 BeiGene Ltd.(a) ................ 6,699,201
509,115 Berkshire Hathaway, Inc. - Class B(a) 195,367,790
10,040 Bio- Techne Corp. .............. 706,013
1,668,572 Blackstone, Inc. ................ 207,653,785
827,107 Block, Inc.(a) ................. 53,770,226
26,305 Booking Holdings, Inc.(a) ........ 92,263,998
14,949 BorgWarner, Inc. ............... 506,771
27,464 Boyd Gaming Corp. ............ 1,743,689
12,609 Bread Financial Holdings, Inc. ..... 457,328
23,793 Bristol-Myers Squibb Co. ......... 1,162,764
488,200 Broadcom, Inc. ................ 576,076,000
3,910 Broadridge Financial Solutions, Inc. . 798,422
45,073 Bunge Global SA ............... 3,970,481
275 Cable One, Inc. ................ 150,956
474,552 Cadence Design Systems, Inc.(a) ... 136,889,270
17,981 California Water Service Group .... 814,000
12,814 Cal-Maine Foods, Inc. ........... 710,152
4,849 Capital One Financial Corp. ...... 656,167
7,809 Cardinal Health, Inc. ............ 852,665
172,176 Caterpillar, Inc. ................ 51,706,175
956,142 Cencora , Inc. ................. 222,475,121
61,137 CF Industries Holdings, Inc. ...... 4,616,455
16,310 Charles Schwab Corp. (The) ...... 1,026,225
2,115 Charter Communications, Inc. - Class
A(a) .................... 784,052
14,598 Cheesecake Factory, Inc. (The) ..... 501,733
1,032 Chemed Corp. ................ 611,759
2,993,804 Chevron Corp. ................ 441,376,524
67,719 Chipotle Mexican Grill, Inc.(a) .... 163,119,496
5,283 Cigna Group (The) ............. 1,589,919
46,843 Cisco Systems, Inc. ............. 2,350,582
32,849 Citigroup, Inc. ................ 1,845,128
32,743 Citizens Financial Group, Inc. ..... 1,070,696
3,279 Clorox Co. (The) ............... 476,275
750,966 Cloudflare , Inc. - Class A(a) ....... 59,363,862
1,242,054 Coca-Cola Co. (The) ............ 73,889,792
310,141 Coeur Mining, Inc.(a) ........... 834,279
10,570 Cognizant Technology Solutions Corp.
- Class A ................. 815,158
9,402 Colgate-Palmolive Co. ........... 791,648
1,375,019 Comcast Corp. - Class A ......... 63,993,384
18,252 Comerica, Inc. ................ 959,690
11,353 CommVault Systems, Inc.(a) ...... 1,040,843
70,815 ConocoPhillips ................ 7,922,074
1,628,071 Corteva , Inc. .................. 74,044,669
Shares Value
UNITED STATES (continued)
397,744 Costco Wholesale Corp. ......... $ 276,384,351
63,917 Coterra Energy, Inc. ............. 1,590,255
663,539 Coupang , Inc.(a) ............... 9,289,546
4,121 Crown Castle, Inc. REIT ......... 446,098
39,765 CSX Corp. ................... 1,419,611
2,723 Cummins, Inc. ................ 651,614
13,321 CVS Health Corp. .............. 990,683
450,151 Danaher Corp. ................ 107,995,726
92,682 Deere & Co. .................. 36,477,782
34,373 Devon Energy Corp. ............ 1,444,353
1,047,406 Dexcom , Inc.(a) ............... 127,102,718
8,915 Diamondback Energy, Inc. ........ 1,370,592
5,426 Digital Realty Trust, Inc. REIT .... 762,136
2,325 Dollar General Corp. ............ 307,063
1,254 Domino's Pizza, Inc. ............ 534,480
545,378 DoorDash , Inc. - Class A(a) ....... 56,828,388
1,102,168 Duke Energy Corp. ............. 105,620,759
26,736 East West Bancorp, Inc. .......... 1,946,648
491,301 Eaton Corp. Plc ................ 120,899,350
25,398 eBay, Inc. .................... 1,043,096
336,925 Edwards Lifesciences Corp.(a) ..... 26,438,505
4,815 Electronic Arts, Inc. ............. 662,448
330,571 Elevance Health, Inc. ............ 163,116,954
181,317 Eli Lilly & Co. ................ 117,060,068
5,633 Encompass Health Corp. ......... 400,168
6,115 Enovis Corp.(a) ................ 358,951
543,218 Entegris , Inc. .................. 63,936,759
7,013 Envestnet , Inc.(a) .............. 358,364
848,729 EOG Resources, Inc. ............ 96,576,873
15,370 EQT Corp. ................... 544,098
20,024 Equity Commonwealth REIT ..... 382,659
6,518 Equity LifeStyle Properties, Inc. REIT 441,203
45,660 Essential Utilities, Inc. ........... 1,637,368
5,428 Extra Space Storage, Inc. REIT .... 784,020
1,029,284 Exxon Mobil Corp. ............. 105,820,688
3,042 Fair Isaac Corp.(a) .............. 3,646,841
11,190 Fastenal Co. .................. 763,494
1,356,726 Fiserv, Inc.(a) ................. 192,478,718
3,353 FleetCor Technologies, Inc.(a) ..... 972,135
50,459 Flex Ltd.(a) ................... 1,197,897
38,970 FMC Corp. ................... 2,190,114
1,651,518 Fortinet, Inc.(a) ................ 106,506,396
1,526,431 Freeport-McMoRan, Inc. ......... 60,584,046
20,276 Gen Digital, Inc. ............... 476,080
5,038 Generac Holdings, Inc.(a) ........ 572,669
5,996 General Dynamics Corp. ......... 1,588,880
5,575 General Electric Co. ............ 738,242
10,526 General Mills, Inc. .............. 683,243
531,096 Genuine Parts Co. .............. 74,475,592
12,301 Gilead Sciences, Inc. ............ 962,676
5,132 Goldman Sachs Group, Inc. (The) .. 1,970,739
8,672 Graco , Inc. ................... 739,722
4,569 Guidewire Software, Inc.(a) ....... 510,266

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Shares Value
UNITED STATES (continued)
2,093,907 Halliburton Co. ............... $ 74,647,785
3,567 HCA Healthcare, Inc. ........... 1,087,578
620,587 Hecla Mining Co. .............. 2,364,436
167,979 Hershey Co. (The) .............. 32,510,656
14,310 Hess Corp. ................... 2,010,984
321,969 Home Depot, Inc. (The) ......... 113,642,178
639,437 Honeywell International, Inc. ...... 129,332,528
8,932 Hormel Foods Corp. ............ 271,265
1,089,914 Howmet Aerospace, Inc. ......... 61,318,562
38,273 HP, Inc. ..................... 1,098,818
1,665 Humana, Inc. ................. 629,470
1,966 IDEXX Laboratories, Inc.(a) ...... 1,012,647
165,519 Illinois Tool Works, Inc. .......... 43,183,907
8,635 Integra LifeSciences Holdings Corp.(a) 346,695
9,472 InterDigital , Inc. ............... 995,034
13,285 International Business Machines Corp. 2,439,923
4,775 Intuit, Inc. ................... 3,014,601
286,926 Intuitive Surgical, Inc.(a) ......... 108,521,152
319,125 iRhythm Technologies, Inc.(a) ..... 38,224,792
983,431 Jabil, Inc. .................... 123,214,070
5,322 Jack in the Box, Inc. ............ 414,956
3,938 Jazz Pharmaceuticals Plc(a) ........ 483,271
405,674 Johnson & Johnson ............. 64,461,599
2,798,615 JPMorgan Chase & Co. .......... 487,966,511
17,770 Kennametal, Inc. ............... 435,720
1,894,369 Kenvue , Inc. .................. 39,327,100
4,973 Kimberly-Clark Corp. ........... 601,584
28,406 Kinder Morgan, Inc. ............ 480,630
261,825 KLA Corp. ................... 155,534,523
13,136 Kroger Co. (The) ............... 606,095
3,243 L3Harris Technologies, Inc. ....... 675,906
128,787 Lam Research Corp. ............ 106,271,169
2,903 Lancaster Colony Corp. .......... 533,513
4,491 Leidos Holdings, Inc. ............ 496,121
11,393 Lennar Corp. - Class A .......... 1,707,241
15,169 Lincoln National Corp. .......... 416,389
385,059 Linde Plc .................... 155,883,435
3,809 Lockheed Martin Corp. .......... 1,635,623
788,436 Lowe's Cos., Inc. ............... 167,810,718
8,101 Manhattan Associates, Inc.(a) ...... 1,964,979
30,510 Marathon Oil Corp. ............ 697,154
5,044 Marriott Vacations Worldwide Corp. 423,141
11,377 Masco Corp. .................. 765,558
2,023 Masimo Corp.(a) ............... 260,846
497,787 Mastercard , Inc. - Class A ........ 223,620,854
17,647 Match Group, Inc.(a) ............ 677,292
241,319 McDonald's Corp. .............. 70,638,898
3,042 McKesson Corp. ............... 1,520,665
1,399,439 Merck & Co., Inc. .............. 169,024,242
932,763 Meta Platforms, Inc. - Class A(a) ... 363,908,157
1,611,825 MetLife, Inc. .................. 111,731,709
804 Mettler -Toledo International, Inc.(a) 962,541
13,912 Microchip Technology, Inc. ....... 1,185,024
Shares Value
UNITED STATES (continued)
3,382,419 Microsoft Corp. ............... $ 1,344,782,146
5,981 Mohawk Industries, Inc.(a) ....... 623,519
2,509 Molina Healthcare, Inc.(a) ........ 894,308
20,849 Mondelez International, Inc. - Class A 1,569,304
2,692 Monolithic Power Systems, Inc. .... 1,622,522
15,109 Monster Beverage Corp.(a) ........ 831,297
25,037 Morgan Stanley ................ 2,184,228
104,043 Mosaic Co. (The) ............... 3,195,161
399,175 Motorola Solutions, Inc. ......... 127,536,412
2,161 MSCI, Inc. ................... 1,293,618
61,696 Navient Corp. ................. 1,062,405
21,256 NCR Voyix Corp.(a) ............ 312,463
9,599 NetApp, Inc. .................. 837,033
144,374 Netflix, Inc.(a) ................. 81,442,817
262,794 Newmont Corp. - CDI .......... 9,019,868
9,293 NextEra Energy Partners LP ....... 277,396
3,742,323 NextEra Energy, Inc. ............ 219,412,397
8,789 NEXTracker , Inc. - Class A(a) ..... 397,878
627,731 NIKE, Inc. - Class B ............ 63,733,528
234,415 Northrop Grumman Corp. ....... 104,727,245
5,243 Novanta , Inc.(a) ............... 810,306
1,190,428 NVIDIA Corp. ................ 732,434,636
45,140 Occidental Petroleum Corp. ....... 2,598,710
656,714 Okta , Inc.(a) .................. 54,277,412
10,644 Omnicell , Inc.(a) ............... 342,417
36,203 ON Semiconductor Corp.(a) ...... 2,575,119
2,421,775 Oracle Corp. .................. 270,512,268
178,397 O'Reilly Automotive, Inc.(a) ...... 182,509,051
12,485 Ovintiv , Inc. .................. 529,614
8,897 PACCAR, Inc. ................ 893,170
357,611 Palo Alto Networks, Inc.(a) ....... 121,054,900
6,113 Paychex, Inc. .................. 744,135
2,485 Paylocity Holding Corp.(a) ....... 393,649
2,797 Penumbra, Inc.(a) .............. 705,375
273,520 PepsiCo, Inc. .................. 46,096,326
9,977,032 PG&E Corp. .................. 168,312,530
1,334,143 Philip Morris International, Inc. .... 121,206,892
7,499 Phillips 66 .................... 1,082,181
11,250 Pioneer Natural Resources Co. ..... 2,585,587
12,726 Premier, Inc. - Class A ........... 275,136
463,634 Procter & Gamble Co. (The) ...... 72,855,447
10,689 Progress Software Corp. .......... 607,242
7,637 Prologis, Inc. REIT ............. 967,532
386,116 Prudential Financial, Inc. ......... 40,515,152
3,669 Public Storage REIT ............ 1,039,024
9,163 PVH Corp. ................... 1,101,942
677,376 QUALCOMM, Inc. ............ 100,597,110
705,811 Quanta Services, Inc. ............ 136,962,625
524,415 Quest Diagnostics, Inc. .......... 67,350,618
1,043 Regeneron Pharmaceuticals, Inc.(a) . 983,320
217,303 Repligen Corp.(a) .............. 41,157,188
15,783 Rollins, Inc. .................. 683,562
1,894 Roper Technologies, Inc. ......... 1,017,078

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Shares Value
UNITED STATES (continued)
444,006 Ross Stores, Inc. ............... $ 62,285,162
67,335 Royal Gold, Inc. ............... 7,702,451
319,968 S&P Global, Inc. ............... 143,457,653
5,033 Saia, Inc.(a) ................... 2,267,769
2,801 Salesforce, Inc.(a) ............... 787,333
28,812 Schlumberger NV .............. 1,403,144
5,263 Science Applications International
Corp. ................... 671,875
8,004 Seagate Technology Holdings Plc ... 685,783
1,276 ServiceNow , Inc.(a) ............. 976,650
8,215 Shake Shack, Inc. - Class A(a) ..... 620,725
654,509 Simon Property Group, Inc. REIT .. 90,721,492
7,617 Simpson Manufacturing Co., Inc. .. 1,378,601
6,022 SJW Group ................... 358,550
10,111 Skyworks Solutions, Inc. ......... 1,056,195
287,747 Snowflake, Inc. - Class A(a) ....... 56,294,823
14,175 Spectrum Brands Holdings, Inc. .... 1,114,438
11,457 SS&C Technologies Holdings, Inc. .. 699,106
707,976 Starbucks Corp. ................ 65,863,007
14,444 State Street Corp. .............. 1,066,978
8,137 Stericycle, Inc.(a) ............... 390,576
29,379 Synchrony Financial ............ 1,141,962
4,082 Synopsys, Inc.(a) ............... 2,177,135
268,069 Target Corp. .................. 37,283,037
399,969 TE Connectivity Ltd. ........... 56,871,592
7,827 Teradyne, Inc. ................. 756,010
248,079 Texas Instruments, Inc. .......... 39,722,409
17,676 Textron, Inc. .................. 1,497,334
232,364 Thermo Fisher Scientific, Inc. ...... 125,239,549
11,353 Timken Co. (The) .............. 929,924
5,806 Tractor Supply Co. ............. 1,304,028
8,809 TriNet Group, Inc.(a) ........... 1,001,583
2,207,941 Truist Financial Corp. ........... 81,826,293
1,403 Tyler Technologies, Inc.(a) ........ 593,118
21,082 UFP Industries, Inc. ............ 2,391,753
2,202 Ulta Beauty, Inc.(a) ............. 1,105,514
528,219 Union Pacific Corp. ............. 128,848,461
182,969 United Rentals, Inc. ............. 114,428,813
4,184 United Therapeutics Corp.(a) ...... 898,640
446,830 UnitedHealth Group, Inc. ........ 228,660,784
2,577 Vail Resorts, Inc. ............... 572,094
8,697 Valero Energy Corp. ............ 1,208,013
1,993 VeriSign, Inc.(a) ............... 396,368
2,699 Verisk Analytics, Inc. ............ 651,889
3,158,485 Verizon Communications, Inc. ..... 133,761,840
31,769 Viatris , Inc. ................... 373,921
1,039,834 Visa, Inc. - Class A ............. 284,145,039
22,732 Vistra Corp. .................. 932,694
9,362 Walgreens Boots Alliance, Inc. ..... 211,300
636,740 Walmart, Inc. ................. 105,221,285
481,731 Waste Management, Inc. ......... 89,423,726
4,236 Waters Corp.(a) ................ 1,345,820
2,540 WD-40 Co. .................. 657,809
Shares Value
UNITED STATES (continued)
806,237 WEC Energy Group, Inc. ........ $ 65,111,700
38,786 Wells Fargo & Co. .............. 1,946,281
16,635 WESCO International, Inc. ....... 2,886,505
7,994 WEX, Inc.(a) ................. 1,633,894
152,518 Weyerhaeuser Co. REIT ......... 4,998,015
1,470 WW Grainger, Inc. ............. 1,316,591
5,152 Yum! Brands, Inc. .............. 667,132
2,352 Zebra Technologies Corp. - Class A(a) 563,422
334,849 Zoetis, Inc. ................... 62,887,991
16,786,306,558
URUGUAY — 0.9%
95,846 Globant SA(a) ................. 22,601,445
96,815 MercadoLibre , Inc.(a) ........... 165,728,885
188,330,330
Total Common Stocks
(Cost $14,259,069,418)
21,306,398,992
RIGHTS/WARRANTS — 0.0%
CANADA — 0.0%
489 Constellation Software, Inc. Warrants,
Expire 03/31/40(a)(d) ....... 0
Total Rights/Warrants
(Cost $0)
0
EXCHANGE-TRADED FUNDS — 2.5%
1,372,000 Consumer Staples Select Sector SPDR
Fund .................... 100,046,240
1,566,720 Energy Select Sector SPDR Fund ... 130,680,115
763,500 Health Care Select Sector SPDR Fund 107,180,130
1,995,877 iShares MSCI Japan ETF ......... 132,147,016
648,753 SPDR S&P Oil & Gas Exploration &
Production ETF ............ 86,297,124
Total Exchange-Traded Funds
(Cost $532,544,169)
556,350,625
Principal
Amount
U.S. GOVERNMENT SECURITIES — 0.3%
U.S. Treasury Bills — 0.3%
$ 50,000,000 5.30%, 02/13/24(e) ............. 49,912,515
30,000,000 5.27%, 02/20/24(e) ............. 29,916,872
Total U.S. Government Securities
(Cost $79,828,795)
79,829,387

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
The following abbreviations are used in the report:
h
Shares Value
INVESTMENT COMPANY — 1.2%
257,288,537 Federated Hermes Government
Obligations Fund, 5.26%(f) ... $ 257,288,537
Total Investment Company
(Cost $257,288,537)
257,288,537
Principal
Amount
CASH SWEEP — 0.0%
$ 3,619,716 Citibank - US Dollars on Deposit in
Custody Account, 2.10%(f) ... 3,619,716
Total Cash Sweep
(Cost $3,619,716)
3,619,716
TOTAL INVESTMENTS — 100.1%
(Cost $15,132,350,635)
$ 22,203,487,257
LIABILITIES IN EXCESS OF
OTHER ASSETS — (0.1)%
(28,352,130)
NET ASSETS — 100.0%
$ 22,175,135,127
(a) Non-income producing security.
(b) Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933.
(c) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(d) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $0 which is 0.00% of net assets and the cost is $0.
(e) Zero coupon security. The rate represents the yield at time of purchase.
(f) The rate shown represents the current yield as of January 31, 2024.
Forward Foreign Currency Exchange Contracts Outstanding at January 31, 2024 :
Currency Purchased Currency  Sold Counterparty
Settlement
Date
Unrealized
Depreciation
CAD 13,625,000 USD 10,157,904 Barclays Bank Plc 03/14/24 $ (17,992)
JPY 7,749,300,000 USD 55,461,481 Barclays Bank Plc 03/14/24 (2,443,141)
EUR 13,987,970 USD 15,420,339 Barclays Bank Plc 03/14/24 (275,414)
GBP 12,448,133 USD 15,858,672 Barclays Bank Plc 03/14/24 (77,687)
Total Forward Foreign Currency Exchange Contracts $ (2,814,234)
ADR — American Depositary Receipt
CAD — Canadian Dollar
CDI — CREST Depository Interest
ETF — Exchange-Traded Fund
EUR — Euro
GBP — British Pound
JPY — Japanese Yen
MSCI — Morgan Stanley Capital International Index
REIT — Real Estate Investment Trust
SPDR — Standard & Poor's Depositary Receipt
USD — U.S. Dollar

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Portfolio Diversification by Country (Unaudited)
Country:
Percentage
of Net Assets
Australia .................................... 1.6%
Belgium .................................... 0.0 *
Brazil ...................................... 0.5
Canada ..................................... 1.2
Chile ...................................... 0.0 *
China ...................................... 2.4
Czech Republic ............................... 0.0 *
Denmark ................................... 0.0 *
Egypt ...................................... 0.0 *
Fa roe Islands ................................. 0.0 *
Finland ..................................... 0.0 *
France ...................................... 1.3
Germany .................................... 0.7
Hong Kong .................................. 0.1
India ....................................... 2.5
Indonesia ................................... 0.1
Ireland ..................................... 1.1
Israel ....................................... 0.0 *
Italy ....................................... 0.0 *
Japan ...................................... 1.1
Jersey Channel Islands .......................... 0.0 *
Kazakhstan .................................. 0.1
Malaysia .................................... 0.0 *
Mexico ..................................... 0.0 *
Netherlands .................................. 2.7
Norway ..................................... 0.1
Peru ....................................... 0.0 *
Philippines .................................. 0.0 *
Poland ..................................... 0.1
Portugal .................................... 0.0 *
Qatar ...................................... 0.0 *
Singapore ................................... 0.1
South Africa ................................. 0.1
South Korea ................................. 0.1
Spain ...................................... 0.0 *
Sweden ..................................... 0.0 *
Switzerland .................................. 0.4
Taiwan ..................................... 0.3
Turkey ..................................... 0.0 *
United Arab Emirates .......................... 0.0 *
United Kingdom .............................. 2.9
United States ................................. 75.7
Uruguay .................................... 0.9
Other
**
..................................... 3.9
100.0%
*
Represents less than 0.01% of net assets.
** Includes cash and equivalents, exchange-traded funds, rights/
warrants, U.S. Government Securities, investment company,
forward foreign currency exchange contracts, pending trades and
Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.